General	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
General
1.	General

In the opinion of the management of Parker Drilling Company (Parker Drilling or the Company), the accompanying unaudited consolidated condensed financial statements reflect all adjustments normally recurring which we believe are necessary for a fair presentation of: (1) Parker Drilling’s financial position as of March 31, 2014 and December 31, 2013, (2) Parker Drilling’s results of operations for the three month periods ended March 31, 2014 and 2013, (3) Parker Drilling’s consolidated condensed statement of comprehensive income for the three month periods ended March 31, 2014 and 2013, and (4) Parker Drilling’s cash flows for the three month periods ended March 31, 2014 and 2013. Results for the three month period ended March 31, 2014 are not necessarily indicative of the results that will be realized for the year ending December 31, 2014. The financial statements should be read in conjunction with our Annual Report on Form 10-K for the year ended December 31, 2013.

Nature of Operations — Parker Drilling, together with its subsidiaries, is an international provider of contract drilling and drilling-related services and rental tools. We have operated in over 50 countries since beginning operations in 1934, making us among the most geographically experienced drilling contractors and rental tools providers in the world. We currently have operations in 24 countries, 10 of which we entered through our acquisition in 2013 of International Tubular Services Limited and certain of its affiliates (collectively, ITS) and other related assets (the ITS Acquisition). We own and operate drilling rigs and drilling-related equipment and also perform drilling-related services, referred to as operations and maintenance (O&M) work, for customer-owned drilling rigs on a contracted basis. We have extensive experience and expertise in drilling geologically difficult wells and in managing the logistical and technological challenges of operating in remote, harsh and ecologically sensitive areas. Our rental tools business supplies premium equipment to operators on land and offshore in the U.S. and select international markets. We have significant knowledge of the equipment needs of drilling operators and the logistical and product quality requirements of an effective rental tools supplier. We believe we are industry leaders in quality, health, safety and environmental practices.

Our business is currently comprised of five operating segments: Rental Tools, U.S. Barge Drilling, U.S. Drilling, International Drilling, and Technical Services. Our rental tools business provides premium rental tools for land and offshore oil and natural gas drilling and workover and production applications. Tools we provide include drill pipe, heavy-weight drill pipe, tubing, high-torque connections, BOPs, drill collars, casing running systems, tools for fishing services and more. Our U.S. barge drilling business operates barge rigs that drill for oil and natural gas in the shallow waters in and along the inland waterways and coasts of Louisiana, Alabama, and Texas. Our U.S. drilling business primarily consists of two new-design arctic-class drilling rigs in Alaska intended to address the challenges presented by the remote location, harsh climate and sensitive environment that characterize the Alaskan North Slope in addition to O&M work in support of ExxonMobil’s Santa Ynez Unit offshore platform operations located in the Channel Islands region of California. Our international drilling business includes operations related to Parker-owned and customer-owned rigs. We provide O&M and other project management services, such as labor, maintenance, and logistics for operators who own their own drilling rigs, but choose Parker Drilling to operate the rigs for them. Our Technical services business includes engineering and related project services during Front End Engineering Design (FEED), pre-FEED and concept development phases of customer-owned drilling facility projects. During the engineering, procurement, commission and installation phase we focus primarily on drilling systems and we typically provide customer support during construction.

At March 31, 2014, our marketable rig fleet consisted of 13 barge drilling rigs and 23 land rigs located in the United States, Latin America and the Europe, Middle East, and Asia regions.

Consolidation — The consolidated condensed financial statements include the accounts of the Company and subsidiaries in which we exercise control or have a controlling financial interest, including entities, if any, in which the Company is allocated a majority of the entity’s losses or returns, regardless of ownership percentage. If a subsidiary of Parker Drilling has a 50 percent interest in an entity but Parker Drilling’s interest in the subsidiary or the entity does not meet the consolidation criteria described above, then that interest is accounted for under the equity method.

Noncontrolling Interest — We apply accounting standards related to noncontrolling interests for ownership interests in our subsidiaries held by parties other than Parker Drilling. The entities that comprise the noncontrolling interest include Primorsky Drill Rig Services B.V., ITS Arabia Limited, and International Tubular Services - Egypt SAE. We report noncontrolling interest as equity on the consolidated balance sheets and report net income (loss) attributable to controlling interest and to noncontrolling interest separately on the consolidated statements of operations.

Reclassifications — Certain reclassifications have been made to prior period amounts to conform to the current period presentation. These reclassifications did not materially affect our consolidated financial results.

Revenue Recognition — Contract drilling revenues and expenses, comprised of daywork drilling contracts, call-outs against master service agreements and engineering and related project service contracts, are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized over the term of the related drilling contract; however, costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. For contracts accounted for under the milestone method of revenue recognition, revenue is recognized on achievement of specified procurement coordination and delivery events in regards to our customer’s newly manufactured drilling rig. Reimbursements received for out-of-pocket expenses are recorded as both revenues and direct costs. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met. Revenues from rental activities are recognized ratably over the rental term which is generally less than six months. Construction contract revenues and costs are recognized on a percentage of completion basis utilizing the cost-to-cost method.

Reimbursable Costs — The Company recognizes reimbursements received for out-of-pocket expenses incurred as revenues and accounts for out-of-pocket expenses as direct operating costs. Such amounts totaled $16.4 million and $14.8 million during the first quarters of 2014 and 2013, respectively. Additionally, the Company typically receives a nominal handling fee, which is recognized as earned in revenues in our consolidated statement of operations.

Use of Estimates — The preparation of financial statements in accordance with accounting policies generally accepted in the United States (U.S. GAAP) requires us to make estimates and assumptions that affect our reported amounts of assets and liabilities, our disclosure of contingent assets and liabilities at the date of the financial statements, and our revenue and expenses during the periods reported. Estimates are typically used when accounting for certain significant items such as legal or contractual liability accruals, mobilization and deferred mobilization, revenue and cost accounting for projects that follow the percentage of completion method, self-insured medical/dental plans, income taxes and valuation allowance, and other items requiring the use of estimates. Estimates are based on a number of variables which may include third party valuations, historical experience, where applicable, and assumptions that we believe are reasonable under the circumstances. Due to the inherent uncertainty involved with estimates, actual results may differ from management estimates.

Purchase price allocation — We allocate the purchase price of an acquired business to its identifiable assets and liabilities based on estimated fair values at the transaction date. Transaction and integration costs associated with an acquisition are expensed as incurred. The excess of the purchase price over the amount allocated to the assets and liabilities, if any, is recorded as goodwill. We use all available information to estimate fair values, including quoted market prices, the carrying value of acquired assets, and widely accepted valuation techniques such as discounted cash flows. We typically engage third-party appraisal firms to assist in fair value determination of inventories, identifiable intangible assets, and any other significant assets or liabilities. Judgments made in determining the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact our results of operations.

Intangible Assets — We recorded $8.5 million to recognize the fair values of definite-lived intangible assets assumed in the ITS Acquisition. Definite-lived intangible assets recorded in connection with the ITS Acquisition primarily relate to trade names, customer relationships, and developed technology and will be amortized over a weighted average period of approximately 3 years. See Note 2 — Acquisition of ITS for further discussion of the ITS Acquisition and fair value estimates.

Concentrations of Credit Risk — Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade receivables with a variety of national and international oil and gas companies. We generally do not require collateral on our trade receivables.

At March 31, 2014 and December 31, 2013, we had deposits in domestic banks in excess of federally insured limits of approximately $50.8 million and $104.3 million, respectively. In addition, as of March 31, 2014 and December 31, 2013, we had deposits in foreign banks, which were not insured of $43.9 million and $50.1 million, respectively.

Our customer base primarily consists of major, independent, national and international oil and gas companies and integrated service providers. We depend on a limited number of significant customers. Our largest customer, Exxon Neftegas Limited (ENL), constituted 17.1% of our revenues for the three months ended March 31, 2014. Each of our segments depends on a limited number of key customers and the loss of any one or more key customers could have a material adverse effect on a segment.